Document and Entity Information	Oct. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 06, 2023
Entity Registrant Name	Cal-Maine Foods, Inc.
Entity File Number	001-38695
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	64-0500378
Entity Address Address Line 1	1052 Highland Colony Pkwy
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Ridgeland
Entity Address State Or Province	MS
Entity Address Postal Zip Code	39157
City Area Code	601
Local Phone Number	948-6813
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0000016160
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CALM
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note Cal-Maine Foods, Inc. (the “Company”) is filing this Amendment No. 1 to the Current Report on Form 8-K filed on October 6, 2023 (the “Original Form 8-K”) for the sole purpose of disclosing the Company’s decision regarding how frequently it will conduct future advisory votes on executive compensation. No other changes have been made to the Original Form 8-K.